Goodwill (Schedule Of Goodwill) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Goodwill [Line Items]
Beginning balance, As of January 1	$ 609,187	$ 527,614
Acquisitions	82,402	85,994
Functional currency translation adjustments	3,438	(4,421)
Ending balance, As of December 31	695,027	609,187
Customer Interactions Solutions [Member]
Goodwill [Line Items]
Beginning balance, As of January 1	290,590	214,805
Acquisitions	75,599	79,719
Functional currency translation adjustments	2,114	(3,934)
Ending balance, As of December 31	368,303	290,590
Security Solutions [Member]
Goodwill [Line Items]
Beginning balance, As of January 1	57,978	52,129
Acquisitions		6,275
Functional currency translation adjustments	476	(426)
Ending balance, As of December 31	58,454	57,978
Financial Crime And Compliance Solutions [Member]
Goodwill [Line Items]
Beginning balance, As of January 1	260,619	260,680
Acquisitions	6,803
Functional currency translation adjustments	848	(61)
Ending balance, As of December 31	$ 268,270	$ 260,619